Trade and other receivables - Ageing (Details) - Trade notes and accounts receivable - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 6,651	€ 9,497
Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,470	3,291
Past due but not impaired | Less than 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,608	1,554
Past due but not impaired | 30 - 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	993	2,515
Past due but not impaired | Greater than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	580	2,137
Cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,712	17,780
Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ (8,061)	€ (8,283)	€ (4,254)